INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
15.	INCOME TAXES

Loss before provision for income taxes was $15.1 million and $13.5 million for the years ended December 31, 2025 and 2024, respectively.

The Company’s provision for income taxes consists of the following:

	Years Ended December 31,
(In thousands)	2025	2024
Current:
Federal	$(6)	$1
State	27	21
Total current	21	22
Deferred:
Federal	(1,862)	(897)
State	(235)	(263)
Change in valuation allowance	2,097	1,160
Total deferred	—	—
Total income tax expense (benefit)	$21	$22

The Company’s provision for income tax differs from the amount computed by applying the statutory federal income tax rate to income / (loss) before taxes after the adoption of ASU 2023-09 as follows:

	Year Ended December 31,
	2025
Statutory federal income tax rate	(3,170)	21.0%
State and local income tax, net of federal income tax effect (1)	51	(0.3)
Nontaxable or non-deductible items:
Convertible debt	754	(5.0)
Warrants	434	(2.9)
Transaction costs	235	(1.6)
Tax credits:
Research credits	(89)	0.6
Change in unrecognized tax benefits	2	0.0
Change in valuation allowance	1,862	(12.3)
Foreign tax effects	-	-
Effect of changes in tax laws or rates enacted in the current period	-	-
Effect of cross-border tax laws	-	-
Other
Federal NOL RTP	(293)	1.9
Deferred true-ups	292	(1.9)
Other	(57)	0.4
Total provision for income taxes	21	(0.1)%

(1)	State taxes in Texas made up the majority (greater than 50%) of the tax effect in this category.

The Company’s provision for income tax differs from the amount computed by applying the statutory federal income tax rate to income / (loss) before taxes prior to the adoption of ASU 2023-09 as follows:

December 31,
2024
Statutory federal income tax rate	21.0%
State tax provision	1.1
Convertible debt	(9.3)
Warrants	(5.6)
Research credits	1.5
Change in valuation allowance	(8.6)
Other	(0.4)
Total provision for income taxes	(0.3)%

The following table presents income taxes paid (net of refunds received) for the year ended December 31, 2025, as required by ASU 2023-09:

December 31,
2025
Cash paid for income taxes, net of refunds:
Federal	-
State
Texas	15
Other jurisdictions	12
Total	27

We paid cash for income taxes, net of refunds, of $74 as of December 31, 2024.

As of December 31, 2025 and 2024, the net deferred tax assets consisted of the following:

	December 31,
(In thousands)	2025	2024
Deferred tax assets:
Accrued expenses	$366	$339
Research credits	768	716
Research & experimental capitalization	1,140	2,566
Inventory	432	403
Lease liability	1,097	1,208
Stock compensation	2,147	1,779
Net operating loss carryforwards	4,679	2,112
Other	31	8
Total gross deferred tax assets	10,660	9,131
Less valuation allowance	(8,928)	(6,832)
Total deferred tax assets	1,732	2,299
Deferred tax liabilities:
Property and equipment	(494)	(567)
Intangibles	(38)	(56)
Right-of-use asset	(953)	(1,079)
481(a) adjustment	(247)	(597)
Total deferred tax liabilities	(1,732)	(2,299)
Net deferred tax asset (liability)	$—	$—

Valuation allowances are established when necessary to reduce deferred tax assets, including temporary differences and net operating loss carryforwards, to the amount expected to be realized in the future. FASB guidance indicates that forming a conclusion that a valuation allowance is not needed is difficult when there is negative evidence such as cumulative losses in recent years. The Company had cumulative losses from continuing operations in the United States for the three-year period ended December 31, 2025. The Company considered this negative evidence along with all other available positive and negative evidence and concluded that, at December 31, 2025, it is more likely than not that the Company’s U.S. deferred tax assets will not be realized. As of December 31, 2025, a valuation allowance has been recorded on the Company’s deferred tax assets to recognize only the proportion of the deferred tax asset that is more likely than not to be recognized. The Company’s total valuation allowance was $8.9 million at December 31, 2025 and $6.8 million at December 31, 2024. The Company’s valuation allowance increased $2.2 million and $1.2 million during the years ended December 31, 2025 and 2024, respectively. A reconciliation of the beginning and ending amount of the valuation allowance is as follows:

	December 31,
(In thousands)	2025	2024
Valuation allowance at beginning of year	$6,832	$5,672
Change in valuation allowance	2,096	1,160
Valuation allowance at end of year	$8,928	$6,832

As of December 31, 2025, the Company had federal net operating losses of $19.3 million. All net operating losses have an indefinite carryforward period. As of December 31, 2024, the Company had federal net operating losses of approximately $8.6 million.

As of December 31, 2025, the Company had a $0.7 million deferred tax asset related to a federal research and development credit carryforward. This credit has been offset by a liability for unrecognized tax benefits of $0.1 million. If not utilized, the credits will expire between 2043 through 2046. As of December 31, 2024, the Company had a $0.6 million deferred tax asset related to a federal research and development credit carryforward offset by a liability for unrecognized benefits of $0.1 million.

As of December 31, 2025, the Company had state net operating losses of approximately $14.8 million. Of the total state net operating losses, approximately $5.7 million are attributable to Utah. Utah law allows unused net operating losses arising in tax years beginning after December 31, 2008 to be carried forward indefinitely. All of the Utah net operating losses are for tax years beginning after December 31, 2008, and are carried forward indefinitely. Of the total state net operating losses, approximately $1.8 million are attributable to Georgia. Georgia law allows unused net operating losses to be carried forward indefinitely. Of the total state net operating losses, approximately $1.4 million are attributable to Alabama. Alabama net operating losses will expire between 2032 through 2040. The remaining state net operating loss carryforwards are attributable to various other states with varying expiration periods. As of December 31, 2024, the Company had cumulative state net operating losses of approximately $7.4 million.

As of December 31, 2025, the Company had a $0.3 million deferred tax asset related to Utah research and development credits carryforward. This credit has been offset by a liability for unrecognized tax benefits of $0.1 million. If not utilized, the credits will expire between 2036 through 2039. As of December 31, 2024, the Company had a $0.3 million deferred tax asset related to a Utah research and development credit carryforward.

ASC Topic 740-10-05 requires that the impact of a tax position be recognized in the financial statements if that position is more likely than not of being sustained on audit, based on the technical merits of the position. As of December 31, 2025, the Company had a $0.2 million liability for unrecognized tax benefits, all of which is netted against deferred tax assets for related carryforward credits. As of December 31, 2024, the Company had a $0.2 million liability for unrecognized tax benefits, all of which is netted against deferred tax assets for related carryforward credits. The Company expects no material changes to the liability for unrecognized tax benefits in the next 12 months. Interest and penalties associated with uncertain tax positions are recorded as a component of income tax expense. There would be no impact to the Company’s effective rate if the unrecognized tax benefits were recognized. A reconciliation of the beginning and ending amounts of unrecognized benefits is as follows:

	Years ended December 31,
(In thousands)	2025	2024
Unrecognized tax benefits at the beginning of year	$164	$126
Gross increases – current year tax positions	23	38
Gross increases – prior year tax positions	—	—
Gross decreases – prior year tax positions	(23)	—
Unrecognized tax benefits at end of year	$164	$164
Interest and penalties in year-end balance	$—	$—

The Company files U.S. and various state tax returns in jurisdictions with various statutes of limitation. As of December 31, 2024, the tax returns for all tax years remain subject to examination. Annual tax provisions include amounts considered necessary to pay assessments that may result from examination of prior year tax returns; however, the amount ultimately paid upon resolution of issues may differ materially from the amount accrued. As of December 31, 2025, there are no income tax returns currently under audit.